Indebtedness (Details) - Schedule of indebtedness - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 3,853,151	$ 3,794,657
Deferred financing costs, prepayment options and loss on repayment	(3,070)	(2,060)
Total	3,850,081	3,792,597
Less: current indebtedness
Long-term indebtedness	3,850,081	3,792,597
Senior Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	528,606	695,035
Senior Secured Notes [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	677,700	631,850
Senior Secured Notes One [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	542,160	505,480
Senior Secured Credit Facilities [Member] | Revolving Credit Facility [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs
Senior Secured Credit Facilities [Member] | Term Loan B – U.S. Facility [Member]
Senior Secured Credit Facilities
Borrowings before deferred financing costs	$ 2,104,685	$ 1,962,292